Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company.

Year	Summary Compensation Table Total for PEO ($)(1)(3)	Summary Compensation Table Total for PEO 2 ($)(2)(3)	Compensation Actually Paid to PEO ($)(1)(3)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Cloud Revenue ($mm)(6)
				Compensation Actually Paid to PEO 2 ($)(2)(3)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2024	18,596,544	—	19,562,636	—	7,116,050	7,499,552	107	206	46	1,677
2023	13,591,865	13,316,374	12,808,746	1,958,141	5,494,164	4,914,594	99	187	55	1,408
2022	10,551,606	10,553,341	(98,989,543)	(5,002,373)	4,619,071	551,052	95	114	(73)	1,016
2021	10,626,701	—	174,858	—	3,955,839	5,173,330	154	175	(75)	804
2020	32,998,933	—	171,576,972	—	3,260,400	10,998,682	157	148	(4)	729

Company Selected Measure Name	Cloud Revenue
Named Executive Officers, Footnote	Reflects compensation for our Chief Executive Officer, David Ossip, who served as our Principal Executive Officer ("PEO") in 2020, 2021, 2022, 2023, and 2024.
(2)Reflects compensation for our Co-Chief Executive Officer, Leagh E. Turner, who served as our second Principal Executive Officer ("PEO #2") in 2022 and 2023.
	Reflects compensation for Noémie Heuland, Leagh Turner, Christopher Armstrong, Scott Kitching, Arthur Gitajn, and Ozzie Goldschmied in 2020, Noémie Heuland, Leagh Turner, Christopher Armstrong, and Rakesh Subramanian in 2021, Noémie Heuland, Christopher Armstrong, Joseph Korngiebel, and Stephen Holdridge in 2022, Noémie Heuland, Christopher Armstrong, Stephen Holdridge, and Samer Alkharrat in 2023, and Jeremy Johnson, Stephen Holdridge, Christopher Armstrong, Samer Alkharrat, and Joseph Korngiebel in 2024 as shown in the Summary Compensation Table for each respective year.
Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the S&P Composite 1500 Application Software (Sub Index).
Adjustment To PEO Compensation, Footnote
To calculate “compensation actually paid” for David Ossip and other NEOs, the following adjustments were made to the Summary Compensation Table total pay. The 2022 amounts in the tables below differ from those published in our 2023 Proxy Statement. These differences are the result of changes to the underlying inputs and assumptions aligned with SEC rules.
Deductions and Additions to Summary Compensation Table Totals

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)(1)	Additions To Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)
David Ossip, Chief Executive Officer serving as PEO
2024	18,596,544	(17,431,807)	18,397,900	19,562,636
2023	13,591,865	(12,439,889)	11,656,770	12,808,746
2022	10,551,606	(9,399,991)	(100,141,158)	(98,989,543)
2021	10,626,701	(9,399,974)	(1,051,869)	174,858
2020	32,998,933	(31,689,911)	170,267,950	171,576,972
Leagh Turner, Co-Chief Executive Officer serving as PEO #2 (2)
2023	13,316,374	(12,439,889)	1,081,656	1,958,141
2022	10,553,341	(9,399,991)	(6,155,723)	(5,002,373)
Average for other Named Executive Officers indicated above
2024	7,116,050	(6,148,907)	6,532,409	7,499,552
2023	5,494,164	(4,674,218)	4,094,647	4,914,594
2022	4,619,071	(3,809,042)	(258,977)	551,052
2021	3,955,839	(3,042,685)	4,260,176	5,173,330
2020	3,260,400	(2,522,139)	10,260,421	10,998,682
(1)Deductions from Summary Compensation Table reflects Option Awards and Stock Awards columns of the Summary Compensation Table.
(2)Leagh E. Turner was added as Co-CEO and therefore PEO #2 in 2022 and 2023. Her compensation details are included in the average for other Named Executive Officers for 2020 and 2021.
Additions to Summary Compensation Table

David Ossip, Chief Executive Officer serving as PEO
Year	YE Value of Current Year Awards Outstanding as of YE ($)	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year ($)	=	Value of Equity for CAP Purposes ($)
2024	18,181,813	+	722,674	+	(506,588)	=	18,397,900
2023	10,664,741	+	2,713,896	+	(1,721,867)	=	11,656,770
2022	7,772,346	+	(73,518,436)	+	(34,395,068)	=	(100,141,158)
2021	15,503,397	+	7,211,679	+	(23,766,945)	=	(1,051,869)
2020(1)	104,843,073	+	87,875,480	+	(22,450,603)	=	170,267,950
Leagh E. Turner, Co-Chief Executive Officer serving as PEO #2 (2)
2023	—	+	533,086	+	548,570	=	1,081,656
2022	7,772,346	+	(7,735,255)	+	(6,192,814)	=	(6,155,723)
Average for other Named Executive Officers indicated above
2024	6,455,013	+	149,566	+	(72,170)	=	6,532,409
2023	3,786,358	+	104,136	+	204,153	=	4,094,647
2022	3,204,538	+	(1,920,435)	+	(1,543,080)	=	(258,977)
2021	4,315,723	+	209,263	+	(264,809)	=	4,260,176
2020(1)	5,292,803	+	4,912,369	+	55,249	=	10,260,421
(1)PSU Awards granted on February 28, 2020, did not meet performance conditions to vest and were forfeited in February of 2021. These awards have $0 CAP values and are not included in the table above.
(2)Leagh E. Turner was added as Co-CEO and therefore PEO #2 in 2022. Her compensation details are included in the average for other Named Executive Officers for 2020 and 2021.

Non-PEO NEO Average Total Compensation Amount	$ 7,116,050	$ 5,494,164	$ 4,619,071	$ 3,955,839	$ 3,260,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,499,552	4,914,594	551,052	5,173,330	10,998,682
Adjustment to Non-PEO NEO Compensation Footnote
To calculate “compensation actually paid” for David Ossip and other NEOs, the following adjustments were made to the Summary Compensation Table total pay. The 2022 amounts in the tables below differ from those published in our 2023 Proxy Statement. These differences are the result of changes to the underlying inputs and assumptions aligned with SEC rules.
Deductions and Additions to Summary Compensation Table Totals

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)(1)	Additions To Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)
David Ossip, Chief Executive Officer serving as PEO
2024	18,596,544	(17,431,807)	18,397,900	19,562,636
2023	13,591,865	(12,439,889)	11,656,770	12,808,746
2022	10,551,606	(9,399,991)	(100,141,158)	(98,989,543)
2021	10,626,701	(9,399,974)	(1,051,869)	174,858
2020	32,998,933	(31,689,911)	170,267,950	171,576,972
Leagh Turner, Co-Chief Executive Officer serving as PEO #2 (2)
2023	13,316,374	(12,439,889)	1,081,656	1,958,141
2022	10,553,341	(9,399,991)	(6,155,723)	(5,002,373)
Average for other Named Executive Officers indicated above
2024	7,116,050	(6,148,907)	6,532,409	7,499,552
2023	5,494,164	(4,674,218)	4,094,647	4,914,594
2022	4,619,071	(3,809,042)	(258,977)	551,052
2021	3,955,839	(3,042,685)	4,260,176	5,173,330
2020	3,260,400	(2,522,139)	10,260,421	10,998,682
(1)Deductions from Summary Compensation Table reflects Option Awards and Stock Awards columns of the Summary Compensation Table.
(2)Leagh E. Turner was added as Co-CEO and therefore PEO #2 in 2022 and 2023. Her compensation details are included in the average for other Named Executive Officers for 2020 and 2021.
Additions to Summary Compensation Table

David Ossip, Chief Executive Officer serving as PEO
Year	YE Value of Current Year Awards Outstanding as of YE ($)	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year ($)	=	Value of Equity for CAP Purposes ($)
2024	18,181,813	+	722,674	+	(506,588)	=	18,397,900
2023	10,664,741	+	2,713,896	+	(1,721,867)	=	11,656,770
2022	7,772,346	+	(73,518,436)	+	(34,395,068)	=	(100,141,158)
2021	15,503,397	+	7,211,679	+	(23,766,945)	=	(1,051,869)
2020(1)	104,843,073	+	87,875,480	+	(22,450,603)	=	170,267,950
Leagh E. Turner, Co-Chief Executive Officer serving as PEO #2 (2)
2023	—	+	533,086	+	548,570	=	1,081,656
2022	7,772,346	+	(7,735,255)	+	(6,192,814)	=	(6,155,723)
Average for other Named Executive Officers indicated above
2024	6,455,013	+	149,566	+	(72,170)	=	6,532,409
2023	3,786,358	+	104,136	+	204,153	=	4,094,647
2022	3,204,538	+	(1,920,435)	+	(1,543,080)	=	(258,977)
2021	4,315,723	+	209,263	+	(264,809)	=	4,260,176
2020(1)	5,292,803	+	4,912,369	+	55,249	=	10,260,421
(1)PSU Awards granted on February 28, 2020, did not meet performance conditions to vest and were forfeited in February of 2021. These awards have $0 CAP values and are not included in the table above.
(2)Leagh E. Turner was added as Co-CEO and therefore PEO #2 in 2022. Her compensation details are included in the average for other Named Executive Officers for 2020 and 2021.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company Performance
The following graphs show the compensation actually paid to Mr. Ossip, and the average amount of compensation actually paid to our NEOs as a group (excluding our PEO/PEOs) during the periods presented.
Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Cloud Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative TSR
Tabular List, Table
Tabular List of Company Performance Measures
The following table alphabetically lists the financial performance measures we believe are most important in linking compensation actually paid to the Company’s NEOs to the Company’s performance during 2024.
1)Adjusted Cloud Recurring Gross Margin
2)Adjusted EBITDA
3)Cloud Annual Recurring Revenue
4)Cloud Revenue
5)Sales PEPM ACV
	Further details on these measures and how they feature in our compensation plans can be found in our CD&A.
Total Shareholder Return Amount	$ 107	99	95	154	157
Peer Group Total Shareholder Return Amount	206	187	114	175	148
Net Income (Loss)	$ 46,000,000	$ 55,000,000	$ (73,000,000)	$ (75,000,000)	$ (4,000,000)
Company Selected Measure Amount	1,677,000,000	1,408,000,000	1,016,000,000	804,000,000	729,000,000
Additional 402(v) Disclosure	Summary Compensation Table totals and compensation actually paid for 2022 differ from those published in our 2023 Proxy Statement. These differences are the result of changes to the underlying inputs and assumptions aligned with SEC rules.The equity awards included above are comprised of performance share units, restricted share units, and stock options granted from 2016 through 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Cloud Recurring Gross Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Cloud Annual Recurring Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Cloud Revenue
Non-GAAP Measure Description	Cloud Revenue, presented on a constant currency basis, primarily includes revenue generated from solutions that are delivered via two Cloud offerings, Dayforce and Powerpay, adjusted to exclude significant acquisitions or disposals (subject to Board approval). Float revenue is included based on an average budget yield rate and actual volume. See Appendix A included in this Proxy Statement starting on page 80 for information regarding non-GAAP financial measures, including a reconciliation of non-GAAP financial measures to the most directly comparable GAAP financial measures.
Measure:: 5
Pay vs Performance Disclosure
Name	Sales PEPM ACV
David Ossip [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,596,544	$ 13,591,865	$ 10,551,606	$ 10,626,701	$ 32,998,933
PEO Actually Paid Compensation Amount	$ 19,562,636	$ 12,808,746	$ (98,989,543)	$ 174,858	$ 171,576,972
PEO Name	David Ossip	David Ossip	David Ossip	David Ossip	David Ossip
Leagh E. Turner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,316,374	$ 10,553,341
PEO Actually Paid Compensation Amount		$ 1,958,141	$ (5,002,373)
PEO Name		Leagh E. Turner	Leagh E. Turner
PEO | David Ossip [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,431,807)	$ (12,439,889)	$ (9,399,991)	$ (9,399,974)	$ (31,689,911)
PEO | David Ossip [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,397,900	11,656,770	(100,141,158)	(1,051,869)	170,267,950
PEO | David Ossip [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,181,813	10,664,741	7,772,346	15,503,397	104,843,073
PEO | David Ossip [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	722,674	2,713,896	(73,518,436)	7,211,679	87,875,480
PEO | David Ossip [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(506,588)	(1,721,867)	(34,395,068)	(23,766,945)	(22,450,603)
PEO | Leagh E. Turner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,439,889)	(9,399,991)
PEO | Leagh E. Turner [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,081,656	(6,155,723)
PEO | Leagh E. Turner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	7,772,346
PEO | Leagh E. Turner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		533,086	(7,735,255)
PEO | Leagh E. Turner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		548,570	(6,192,814)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,148,907)	(4,674,218)	(3,809,042)	(3,042,685)	(2,522,139)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,532,409	4,094,647	(258,977)	4,260,176	10,260,421
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,455,013	3,786,358	3,204,538	4,315,723	5,292,803
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,566	104,136	(1,920,435)	209,263	4,912,369
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (72,170)	$ 204,153	$ (1,543,080)	$ (264,809)	$ 55,249